Commitments and Contingencies (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15. Commitments and Contingencies

Commitments

The Company was required to pay a fixed management fee of $0.5 million per year for a five year period that commenced in 2019 pursuant to its 12.5% interest in an aircraft. On March 11, 2021, GCMH entered into an agreement to assign 50% of its 12.5% share interest in an aircraft to Holdings, for cash consideration of approximately $1.3 million. The Company is now required to pay a fixed management fee of $0.3 million per year.

The Company had $81.6 million and $81.8 million of unfunded investment commitments as of March 31, 2021 and December 31, 2020, respectively, representing general partner capital funding commitments to several of the GCM Funds. As of March 31, 2021 and December 31, 2020, $25.0 million and $32.1 million received in the Mosaic Transaction is available to fund such commitments, respectively.

Litigation

In the normal course of business, the Company may enter into contracts that contain a number of representations and warranties, which may provide for general or specific indemnifications. The Company’s exposure under these contracts is not currently known, as any such exposure would be based on future claims, which could be made against the Company. The Company’s management is not currently aware of any such pending claims and based on its experience, the Company believes the risk of loss related to these arrangements to be remote.

From time to time, the Company is a defendant in various lawsuits related to its business. The Company’s management does not believe that the outcome of any current litigation will have a material effect on the Company’s consolidated financial condition or results of operations.

Off-Balance Sheet Risks

The Company may be exposed to a risk of loss by virtue of certain subsidiaries serving as the general partner of GCM Funds organized as limited partnerships. As general partner of a GCM Fund organized as a limited partnership, the Company’s subsidiaries that serve as the general partner have exposure to risk of loss is not limited to the amount of its investment in such GCM Fund. The Company cannot predict the amount of loss, if any, which may occur as a result of this exposure; however, historically, the Company has not incurred any significant losses and management believes the likelihood is remote that a material loss will occur.

18. Commitments and Contingencies

Leases

The Company has entered into operating lease agreements for office space. The Company leases office space in various countries around the world and maintains its headquarters in Chicago, Illinois, where it leases primary office space under a lease agreement expiring September 2026 with an option to terminate early between September 2022 to September 2023 subject to a termination fee. The leases contain rent escalation clauses based on increases in base rent, real estate taxes and operating expenses. The minimum annual lease commitments as of December 31, 2020 are as follows:

Year Ended December 31,
2021	$8,975
2022	8,323
2023	6,475
2024	2,941
2025	2,900
Thereafter	2,220
$31,834

Rental expense under operating lease agreements was approximately $7.3 million, $6.7 million and $5.9 million for the years ended December 31, 2020, 2019 and 2018, respectively, and is included within general, administrative and other in the Consolidated Statements of Income.

Commitments

The Company is required to pay a fixed management fee of $0.5 million per year for a five year period that commenced in 2019 pursuant to its 12.5% interest in an aircraft.

The Company had $81.8 million and $62.1 million of unfunded investment commitments as of December 31, 2020 and 2019, respectively, representing general partner capital funding commitments to several of the GCM Funds. As of December 31, 2020, $32.1 million received in the Mosaic Transaction is available to fund such commitments.

Litigation

In the normal course of business, the Company may enter into contracts that contain a number of representations and warranties, which may provide for general or specific indemnifications. The Company’s exposure under these contracts is not currently known, as any such exposure would be based on future claims, which could be made against the Company. The Company’s management is not currently aware of any such pending claims and based on its experience, the Company believes the risk of loss related to these arrangements to be remote.

From time to time, the Company is a defendant in various lawsuits related to its business. The Company’s management does not believe that the outcome of any current litigation will have a material effect on the Company’s consolidated financial condition or results of operations.

Off-Balance Sheet Risks

The Company may be exposed to a risk of loss by virtue of certain subsidiaries serving as the general partner of GCM Funds organized as limited partnerships. As general partner of a GCM Fund organized as a limited partnership, the Company’s subsidiaries that serve as the general partner have exposure to risk of loss is not limited to the amount of its investment in such GCM Fund. The Company cannot predict the amount of loss, if any, which may occur as a result of this exposure; however, historically, the Company has not incurred any significant losses and management believes the likelihood is remote that a material loss will occur.